UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22821

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating-Rate Income Plus Fund

(EFF)

Semiannual Report

November 30, 2013

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and is not subject to the CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2013

Eaton Vance

Floating-Rate Income Plus Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Dividend Reinvestment Plan	26

Board of Trustees’ Contract Approval	28

Officers and Trustees	30

Important Notices	31

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Performance1,2

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Kathleen C. Gaffney, CFA

% Cumulative Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	06/28/2013	—	—	—	4.28%
Fund at Market Price	—	—	—	—	–4.23
S&P/LSTA Leveraged Loan Index	—	1.83%	5.62%	13.58%	2.45%

% Premium/Discount to NAV[3]
					–8.16%

Distributions[4]
Total Distributions per share for the period					$0.399
Distribution Rate at NAV					6.16%
Distribution Rate at Market Price					6.70%

% Total Leverage[5]
Borrowings					22.66%
Variable Rate Term Preferred Shares (VRTP Shares)					15.11

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Fund Profile

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends and capital gains. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at www.eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

[7]	Asset allocation as a percentage of the Fund’s net assets amounted to 161.9%.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 134.7%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 3.7%
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing November 2, 2018	$311	$313,669
Term Loan, 6.25%, Maturing November 2, 2018	686	691,917
Sequa Corporation
Term Loan, 5.25%, Maturing December 19, 2017	396	391,865
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	1,492	1,495,163
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,494	2,510,169

		$5,402,783

Automotive — 3.5%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$798	$807,975
Metaldyne LLC
Term Loan, 5.00%, Maturing December 18, 2018	1,592	1,606,415
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017	1,994	1,998,175
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	796	796,995

		$5,209,560

Building and Development — 1.2%
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	$150	$150,281
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	250	251,496
Realogy Corporation
Term Loan, 4.50%, Maturing March 5, 2020	798	807,471
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	499	501,397

		$1,710,645

Business Equipment and Services — 11.8%
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	$1,492	$1,502,278
AlixPartners, LLP
Term Loan - Second Lien, 9.00%, Maturing July 9, 2021	200	204,625
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018	798	803,970
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	746	744,375

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	$497	$498,190
Ceridian Corp.
Term Loan, 4.42%, Maturing May 9, 2017	300	302,156
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	514	512,769
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	1,496	1,503,831
EIG Investors Corp.
Term Loan, Maturing November 9, 2019(2)	100	99,500
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	790	797,599
Garda World Security Corporation
Term Loan, 0.50%, Maturing November 6, 2020(3)	31	30,778
Term Loan, 4.00%, Maturing November 6, 2020	119	120,315
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	325	327,438
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020	798	802,739
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021	1,000	1,010,208
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019	798	798,952
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	1,845	1,861,199
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019	150	145,688
MEI Conlux Holdings (US), Inc.
Term Loan, 5.00%, Maturing August 21, 2020	100	100,313
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018	325	329,062
Quintiles Transnational Corp.
Term Loan, 4.00%, Maturing June 8, 2018	2,000	2,004,584
ServiceMaster Company
Term Loan, 4.42%, Maturing January 31, 2017	995	983,769
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 9, 2020	1,990	2,008,300
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019	50	50,328

		$17,542,966

Cable and Satellite Television — 1.7%
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021	$2,500	$2,519,533

		$2,519,533

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics — 7.0%
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	$273	$275,244
Term Loan, 4.50%, Maturing October 3, 2019	525	530,487
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020	798	804,982
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 1, 2020	1,493	1,507,798
Huntsman International, LLC
Term Loan, Maturing October 15, 2020(2)	500	501,188
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018	1,992	1,999,260
OXEA Finance LLC
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	1,000	1,021,250
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020	322	324,618
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020	274	274,484
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	1,995	2,023,056
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	995	981,569
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 5, 2020	175	176,335

		$10,420,271

Conglomerates — 2.0%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	$1,492	$1,474,701
Spectrum Brands, Inc.
Term Loan, 4.50%, Maturing December 17, 2019	1,532	1,539,435

		$3,014,136

Containers and Glass Products — 3.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020	$1,990	$1,987,357
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	497	499,347
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 31, 2018	1,995	2,008,989

		$4,495,693

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cosmetics / Toiletries — 0.7%
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing August 19, 2019	$300	$301,453
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	746	702,408

		$1,003,861

Drugs — 4.1%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(2)	$175	$175,820
Aptalis Pharma, Inc.
Term Loan, 6.00%, Maturing September 18, 2020	675	682,594
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	494	501,156
Catalent Pharma Solutions Inc.
Term Loan, 4.25%, Maturing September 15, 2017	1,496	1,506,705
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018	148	149,421
Term Loan - Second Lien, 11.00%, Maturing July 3, 2019	500	516,250
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.50%, Maturing August 5, 2020	2,481	2,513,817

		$6,045,763

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019	$1,000	$1,006,696

		$1,006,696

Electronics / Electrical — 14.1%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	$959	$967,239
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	748	755,427
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020	1,000	1,016,250
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	425	424,203
Term Loan, 4.50%, Maturing April 29, 2020	2,350	2,331,303
Digital Generation, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	783	787,323
Edwards (Cayman Islands II) Limited
Term Loan, 4.50%, Maturing March 26, 2020	663	665,035

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	$223	$223,448
Eze Castle Software Inc.
Term Loan, 4.75%, Maturing April 6, 2020	798	804,151
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018	871	873,661
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	1,966	1,981,434
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	995	1,002,272
NXP B.V.
Term Loan, 4.75%, Maturing January 11, 2020	2,487	2,520,895
Renaissance Learning, Inc.
Term Loan, 5.00%, Maturing October 16, 2020	200	201,000
RP Crown Parent, LLC
Term Loan, 6.75%, Maturing December 21, 2018	995	1,005,170
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	1,000	1,042,500
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	484	491,374
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 29, 2019	329	329,437
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	499	504,670
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,496	1,506,838
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	494	497,756
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	485	490,631
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	499	499,997

		$20,922,014

Financial Intermediaries — 6.3%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 20, 2019	$125	$124,844
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	1,144	1,147,667
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	175	176,418
First Data Corporation
Term Loan, 4.17%, Maturing September 24, 2018	1,500	1,505,742
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	2,175	2,195,119

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)
Nuveen Investments, Inc.
Term Loan, 4.16%, Maturing May 15, 2017	$1,500	$1,486,312
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	796	806,646
Sesac Holdco II, LLC
Term Loan, 6.00%, Maturing February 8, 2019	798	805,970
Walter Investment Management Corp.
Term Loan, 5.75%, Maturing November 28, 2017	1,024	1,033,435

		$9,282,153

Food Products — 4.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$1,000	$997,500
Blue Buffalo Company, Ltd.
Term Loan, Maturing August 8, 2019(2)	1,000	1,009,583
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018	2,000	2,006,242
Term Loan, Maturing November 6, 2020(2)	150	150,812
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018	1,600	1,610,250
Hearthside Food Solutions, LLC
Term Loan, 4.51%, Maturing June 7, 2018	499	497,503
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing September 18, 2020	425	424,646

		$6,696,536

Food Service — 1.8%
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	$729	$734,310
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019	1,496	1,504,355
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020	499	433,286

		$2,671,951

Food / Drug Retailers — 2.8%
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019	$898	$901,176
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020	2,488	2,506,415
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019	795	800,710

		$4,208,301

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care — 10.7%
Amneal Pharmaceuticals LLC
Term Loan, 7.00%, Maturing November 1, 2019	$150	$151,500
Apria Healthcare Group I
Term Loan, 6.75%, Maturing March 20, 2020	499	502,491
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	54	54,950
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019	800	805,500
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,492	1,511,137
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,496	1,502,556
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	168	169,742
Term Loan, 4.25%, Maturing August 31, 2020	553	558,058
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	350	345,844
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019	1,617	1,627,409
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	798	804,470
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	800	794,000
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	1,496	1,514,242
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	437	440,120
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	318	320,285
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	67	68,021
One Call Medical, Inc.
Term Loan, Maturing November 20, 2020(2)	275	273,281
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	790	800,122
Pharmaceutical Product Development LLC
Term Loan, 4.25%, Maturing December 5, 2018	1,943	1,960,512
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020	350	351,566
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	498	497,649
U.S. Renal Care, Inc.
Term Loan, 5.25%, Maturing July 3, 2019	800	809,500

		$15,862,955

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Home Furnishings — 0.5%
Serta/Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$786	$789,275

		$789,275

Industrial Equipment — 5.0%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$1,493	$1,502,482
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	900	896,881
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018	1,400	1,411,861
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020	995	997,072
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	500	495,937
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,125	2,129,418

		$7,433,651

Insurance — 5.0%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	$798	$802,603
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	1,792	1,802,340
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	2,487	2,491,192
Term Loan, 3.50%, Maturing July 8, 2020	200	196,650
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020	500	494,896
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	750	760,313
USI, Inc.
Term Loan, 5.00%, Maturing December 27, 2019	798	802,977

		$7,350,971

Leisure Goods / Activities / Movies — 5.0%
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	$2,000	$2,009,108
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	1,493	1,509,158
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	499	502,176
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	798	805,043

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	$325	$327,336
US Finco LLC
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	800	813,000
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020	1,496	1,511,193

		$7,477,014

Lodging and Casinos — 2.0%
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	$125	$125,664
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020	225	228,140
Golden Nugget, Inc.
Term Loan, 0.50%, Maturing November 21, 2019(3)	30	30,309
Term Loan, 5.50%, Maturing November 21, 2019	70	70,743
Hilton Worldwide Finance, LLC
Term Loan, 4.00%, Maturing October 26, 2020	2,023	2,032,383
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	224	225,488
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019	100	101,375
Tropicana Entertainment Inc.
Term Loan, Maturing November 26, 2020(2)	100	99,500

		$2,913,602

Nonferrous Metals / Minerals — 5.8%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,990	$1,960,150
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018	1,492	1,461,105
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	499	512,463
Fairmount Minerals LTD
Term Loan, 4.31%, Maturing March 15, 2017	100	100,732
Term Loan, 5.00%, Maturing September 5, 2019	500	506,250
Murray Energy Corporation
Term Loan, 4.75%, Maturing May 24, 2019	1,995	1,997,494
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	796	746,212
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	99	99,120
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	175	178,281

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	$1,000	$982,681

		$8,544,488

Oil and Gas — 5.1%
Ameriforge Group, Inc.
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	$800	$822,000
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	1,000	1,015,000
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	200	201,888
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	150	153,295
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 13, 2019	1,500	1,513,125
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	1,236	1,241,815
Term Loan, 5.00%, Maturing September 25, 2019	100	100,509
Term Loan, 5.00%, Maturing September 25, 2019	164	164,551
Tallgrass Operations, LLC
Term Loan, 5.25%, Maturing November 13, 2018	1,593	1,603,183
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	796	797,732

		$7,613,098

Publishing — 4.3%
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	$250	$250,625
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	1,990	1,848,004
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	995	1,003,222
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018	487	494,450
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020	75	75,312
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	499	492,042
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020	250	250,703
Tribune Company
Term Loan, 4.00%, Maturing December 31, 2019	1,990	1,989,967

		$6,404,325

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television — 4.6%
Clear Channel Communications, Inc.
Term Loan, 6.91%, Maturing January 30, 2019	$1,000	$948,438
Cumulus Media Holdings Inc.
Term Loan, 4.50%, Maturing September 17, 2018	1,922	1,936,526
Entercom Radio, LLC
Term Loan, 5.00%, Maturing November 23, 2018	379	380,831
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020	1,000	989,063
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	1,000	1,026,875
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 2, 2020	1,496	1,504,190

		$6,785,923

Retailers (Except Food and Drug) — 7.1%
Bass Pro Group, LLC
Term Loan, Maturing November 20, 2019(2)	$625	$628,516
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020	1,646	1,642,395
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	499	500,510
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	249	252,522
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	1,025	1,040,119
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	1,990	2,001,791
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,493	1,499,609
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020	1,100	1,108,171
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019	1,492	1,500,293
Spin Holdco Inc.
Term Loan, Maturing November 14, 2019(2)	150	150,125
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	150	146,362

		$10,470,413

Steel — 3.5%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019	$2,090	$2,113,462
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	796	803,452

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel (continued)
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	$997	$1,001,486
Neenah Foundry Company
Term Loan, 6.78%, Maturing April 26, 2017	494	494,288
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017	790	792,059

		$5,204,747

Telecommunications — 4.9%
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing March 9, 2020	$1,496	$1,504,200
Crown Castle International Corporation
Term Loan, 3.25%, Maturing January 31, 2019	274	274,451
Intelsat Jackson Holdings S.A.
Term Loan, Maturing June 30, 2019(2)	1,950	1,950,000
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,454	1,459,433
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	1,995	2,003,055

		$7,191,139

Utilities — 2.3%
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	$1,990	$2,006,455
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	798	800,992
EFS Cogen Holdings I Inc.
Term Loan, Maturing December 1, 2020(2)	150	150,750
PowerTeam Services, LLC
Term Loan, 4.23%, Maturing May 6, 2020(3)	56	55,000
Term Loan, 4.25%, Maturing May 6, 2020	443	439,565

		$3,452,762

Total Senior Floating-Rate Interests (identified cost $198,515,660)		$199,647,225

Corporate Bonds & Notes — 12.1%

Security	Principal Amount (000’s omitted)	Value

Automotive — 0.3%
Navistar International Corp.
8.25%, 11/1/21	$400	$413,000

		$413,000

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Chemicals and Plastics — 0.2%
Tronox Finance, LLC
6.375%, 8/15/20	$300	$301,875

		$301,875

Commercial Services — 0.7%
ADT Corp. (The)
3.50%, 7/15/22	$600	$526,213
Cielo SA/Cielo USA, Inc.
3.75%, 11/16/22(4)	575	516,063

		$1,042,276

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
9.875%, 8/15/19	$500	$557,500

		$557,500

Diversified Financial Services — 0.5%
SLM Corp.
5.625%, 8/1/33	$950	$788,500

		$788,500

Electronics / Electrical — 1.6%
Advanced Micro Devices, Inc.
7.50%, 8/15/22	$500	$483,750
Dell, Inc.
5.40%, 9/10/40	1,575	1,067,062
Hewlett-Packard Co.
6.00%, 9/15/41	835	828,543

		$2,379,355

Financial Intermediaries — 0.1%
First Data Corp.
10.625%, 6/15/21(4)	$200	$217,000

		$217,000

Food / Drug Retailers — 0.3%
Delhaize Group SA
5.70%, 10/1/40	$380	$365,489

		$365,489

Security	Principal Amount (000’s omitted)	Value

Health Care — 0.1%
Tenet Healthcare Corp.
8.125%, 4/1/22	$165	$179,438

		$179,438

Insurance — 0.1%
Onex USI Acquisition Corp.
7.75%, 1/15/21(4)	$200	$205,500

		$205,500

Metals / Mining — 0.5%
Newmont Mining Corp.
4.875%, 3/15/42	$1,030	$768,230

		$768,230

Oil and Gas — 0.6%
MEG Energy Corp.
6.375%, 1/30/23(4)	$400	$406,000
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	400	422,000

		$828,000

Retailers (Except Food and Drug) — 2.1%
Best Buy Co., Inc.
5.00%, 8/1/18	$836	$873,620
JC Penney Corp., Inc.
6.375%, 10/15/36	2,900	2,233,000

		$3,106,620

Steel — 0.6%
Cliffs Natural Resources, Inc.
6.25%, 10/1/40	$950	$832,495

		$832,495

Telecommunications — 3.4%
Alcoa, Inc.
5.95%, 2/1/37	$885	$833,388
Avaya, Inc.
10.50%, 3/1/21(4)	650	591,500
Sprint Capital Corp.
6.875%, 11/15/28	500	477,500
Sprint Corp.
7.875%, 9/15/23(4)	1,000	1,097,500

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Telecom Italia Capital SA
6.00%, 9/30/34		$2,490	$2,099,722

			$5,099,610

Utilities — 0.6%
Enel Finance International NV
6.00%, 10/7/39(4)		$860	$830,752

			$830,752

Total Corporate Bonds & Notes (identified cost $17,659,190)			$17,915,640

Foreign Government Bonds — 0.3%

Security		Principal Amount (000’s omitted)	Value

Mexico — 0.3%
Mexican Bonos
5.00%, 6/15/17	MXN	6,460	$500,211

Total Foreign Government Bonds (identified cost $498,879)			$500,211

Convertible Bonds — 2.0%
Security		Principal Amount (000’s omitted)	Value

Automotive & Parts — 0.1%
Meritor, Inc.
7.875%, 3/1/26(4)		$175	$220,172

			$220,172

Home Builders — 0.6%
KB Home
1.375%, 2/1/19		$400	$397,250
Ryland Group, Inc. (The)
0.25%, 6/1/19		465	423,440

			$820,690

Semiconductors — 1.1%
Novellus Systems, Inc.
2.625%, 5/15/41		$1,000	$1,604,375

			$1,604,375

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 0.2%
Ciena Corp.
3.75%, 10/15/18(4)	$250	$344,844

		$344,844

Total Convertible Bonds (identified cost $2,785,709)		$2,990,081

Common Stocks — 5.7%

Security	Shares	Value

Chemicals and Plastics — 0.7%
E.I. du Pont de Nemours & Co.	5,596	$343,482
LyondellBasell Industries NV, Class A	4,405	339,978
Solvay SA	2,347	357,189

		$1,040,649

Diversified Financial Services — 0.7%
Medley Capital Corp.	74,500	$1,067,585

		$1,067,585

Electronics / Electrical — 0.9%
Applied Materials, Inc.	39,300	$679,890
Intel Corp.	25,150	599,576

		$1,279,466

Investment Companies — 2.8%
Ares Capital Corp.	59,000	$1,084,420
PennantPark Investment Corp.	71,000	864,070
Solar Capital, Ltd.	43,000	995,450
THL Credit, Inc.	67,000	1,136,990

		$4,080,930

Oil and Gas — 0.4%
Marathon Oil Corp.	8,397	$302,628
Occidental Petroleum Corp.	3,312	314,508

		$617,136

Telecommunications — 0.2%
Corning, Inc.	20,679	$353,197

		$353,197

Total Common Stocks (identified cost $7,796,106)		$8,438,963

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 1.6%

Security	Shares	Value

Automotive & Parts — 0.0%(5)
Goodyear Tire & Rubber Co. (The), 5.875%	600	$37,752

		$37,752

Health Care – Products — 0.2%
Alere, Inc., 3.00%	900	$244,800

		$244,800

Oil & Gas — 0.3%
Chesapeake Energy Corp., 5.75%(4)	400	$461,750

		$461,750

Real Estate Investment Trusts (REITs) — 0.8%
iStar Financial, Inc., 4.50%	20,000	$1,167,600

		$1,167,600

Telecommunications — 0.3%
Lucent Technologies Capital Trust I, 7.75%	400	$404,000

		$404,000

Total Convertible Preferred Stocks (identified cost $2,076,164)		$2,315,902

Preferred Stocks — 0.5%

Security	Shares	Value

Banks — 0.5%
First Tennessee Bank, 3.75%(4)(6)	26	$184,636
Lloyds Banking Group PLC, 6.657% to 5/21/37(4)(7)	575	556,045

Total Preferred Stocks (identified cost $711,809)		$740,681

Tax-Exempt Investments — 0.7%

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 0.7%
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$1,102	$1,009,134

Total Tax-Exempt Investments (identified cost $976,692)		$1,009,134

Short-Term Investments — 4.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(8)	$6,574	$6,574,089

Total Short-Term Investments (identified cost $6,574,089)		$6,574,089

Total Investments — 162.0% (identified cost $237,594,298)		$240,131,926

Less Unfunded Loan Commitments — (0.1)%		$(91,944)

Net Investments — 161.9% (identified cost $237,502,354)		$240,039,982

Notes Payable — (36.4)%		$(54,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (24.3)%		$(36,000,000)

Other Assets, Less Liabilities — (1.2)%		$(1,759,555)

Net Assets Applicable to Common Shares — 100.0%		$148,280,427

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

MXN	–	Mexican Peso

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after November 30, 2013, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities May be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2013, the aggregate value of these securities is $5,631,762 or 3.8% of the Fund’s net assets applicable to common shares.

(5)	Amount is less than 0.05%.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Portfolio of Investments (Unaudited) — continued

(6)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2013.

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2013.

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2013
Unaffiliated investments, at value (identified cost, $230,928,265)	$233,465,893
Affiliated investment, at value (identified cost, $6,574,089)	6,574,089
Cash	1,214,105
Interest and dividends receivable	1,451,595
Interest receivable from affiliated investment	381
Receivable for investments sold	2,815,625
Deferred offering costs	273,741
Prepaid upfront fees on variable rate term preferred shares	156,329
Prepaid expenses	776
Total assets	$245,952,534

Liabilities
Notes payable	$54,000,000
Variable rate term preferred shares, at liquidation value	36,000,000
Payable for investments purchased	7,386,719
Payable to affiliates:
Investment adviser fee	146,777
Trustees’ fees	506
Interest payable	41,791
Accrued expenses	96,314
Total liabilities	$97,672,107
Net assets applicable to common shares	$148,280,427

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 7,606,422 shares issued and outstanding	$76,064
Additional paid-in capital	144,907,194
Accumulated net realized gain	562,491
Accumulated undistributed net investment income	197,196
Net unrealized appreciation	2,537,482
Net assets applicable to common shares	$148,280,427

Net Asset Value Per Common Share
($148,280,427 ÷ 7,606,422 common shares issued and outstanding)	$19.49

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Statement of Operations (Unaudited)

Investment Income	Period Ended November 30, 2013(1)
Interest and other income	$4,327,814
Dividends	255,499
Interest income allocated from affiliated investment	10,194
Expenses allocated from affiliated investment	(1,508)
Total investment income	$4,591,999

Expenses
Investment adviser fee	$684,025
Trustees’ fees and expenses	2,040
Custodian fee	57,084
Transfer and dividend disbursing agent fees	12,359
Legal and accounting services	77,873
Amortization of deferred offering costs	40,098
Printing and postage	7,988
Interest expense and fees	432,342
Miscellaneous	46,375
Total expenses	$1,360,184
Deduct —
Reduction of custodian fee	$18
Total expense reductions	$18

Net expenses	$1,360,166

Net investment income	$3,231,833

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$562,584
Investment transactions allocated from affiliated investment	48
Foreign currency transactions	(141)
Net realized gain	$562,491
Change in unrealized appreciation (depreciation) —
Investments	$2,537,628
Foreign currency	(146)
Net change in unrealized appreciation (depreciation)	$2,537,482

Net realized and unrealized gain	$3,099,973

Net increase in net assets from operations	$6,331,806

(1)	For the period from the start of business, June 28, 2013, to November 30, 2013.

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended November 30, 2013 (Unaudited)(1)
From operations —
Net investment income	$3,231,833
Net realized gain from investment and foreign currency transactions	562,491
Net change in unrealized appreciation (depreciation) from investments and foreign currency	2,537,482
Net increase in net assets from operations	$6,331,806
Distributions to common shareholders —
From net investment income	$(3,034,637)
Total distributions to common shareholders	$(3,034,637)
Capital share transactions —
Proceeds from sale of common shares(2)	$145,127,358
Reinvestment of distributions to common shareholders	59,990
Offering costs on common shares	(304,090)
Net increase in net assets from capital share transactions	$144,883,258

Net increase in net assets	$148,180,427

Net Assets Applicable to Common Shares
At beginning of period	$100,000
At end of period	$148,280,427

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$197,196

(1)	For the period from the start of business, June 28, 2013, to November 30, 2013.

(2)	Proceeds from sale of common shares are net of sales load paid of $6,838,462 and include shares sold from the exercise of the underwriters’ over-allotment option of $16,202,358 (see Note 6).

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Period Ended November 30, 2013(1)
Net increase in net assets from operations	$6,331,806
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(255,537,794)
Investments sold and principal repayments	29,700,516
Increase in short-term investments, net	(6,574,089)
Net amortization/accretion of premium (discount)	(49,253)
Amortization of offering costs and prepaid upfront fees on variable rate term preferred shares	63,769
Increase in interest and dividends receivable	(1,451,595)
Increase in interest receivable from affiliated investment	(381)
Increase in prepaid expenses	(776)
Increase in payable to affiliate for investment adviser fee	146,777
Increase in payable to affiliate for Trustees’ fees	506
Increase in interest payable	41,791
Increase in accrued expenses	96,314
Increase in unfunded loan commitments	91,944
Net change in unrealized (appreciation) depreciation from investments	(2,537,628)
Net realized gain from investments	(562,584)
Net cash used in operating activities	$(230,240,677)

Cash Flows From Financing Activities
Proceeds from common shares sold(2)	$145,127,358
Offering costs on common shares	(304,090)
Distributions paid to common shareholders, net of reinvestments	(2,974,647)
Proceeds from notes payable	54,000,000
Proceeds from variable rate term preferred shares issued	36,000,000
Payment of deferred offering costs on variable rate term preferred shares	(313,839)
Payment of prepaid upfront fees on variable rate term preferred shares	(180,000)
Net cash provided by financing activities	$231,354,782

Net increase in cash	$1,114,105

Cash at beginning of period	$100,000

Cash at end of period	$1,214,105

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$59,990
Cash paid for interest and fees on borrowings and variable rate term preferred shares	495,443

(1)	For the period from the start of business, June 28, 2013, to November 30, 2013.

(2)	Proceeds from sale of common shares are net of sales load paid of $6,838,462.

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Period Ended November 30, 2013 (Unaudited) (1)
Net asset value — Beginning of period (Common shares)	$19.100	(2)

Income (Loss) From Operations
Net investment income(3)	$0.438
Net realized and unrealized gain	0.422

Total income from operations	$0.860

Less Distributions to Common Shareholders
From net investment income	$(0.399)

Total distributions to common shareholders	$(0.399)

Common shares offering costs charged to paid-in capital(3)	$(0.041)

Discount related to exercise of underwriters’ over-allotment option	$(0.030)

Net asset value — End of period (Common shares)	$19.490

Market value — End of period (Common shares)	$17.900

Total Investment Return on Net Asset Value(4)	4.28	%(5)(6)

Total Investment Return on Market Value(4)	(4.23	)%(5)(6)

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

Ratios/Supplemental Data	Period Ended November 30, 2013 (Unaudited) (1)
Net assets applicable to common shares, end of period (000’s omitted)	$148,280
Ratios (as a percentage of average daily net assets applicable to common shares):
Expenses excluding interest and fees(7)	1.53	%(8)
Interest and fee expense(9)	0.71	%(8)
Total expenses(7)	2.24	%(8)
Net investment income	5.31	%(8)
Portfolio Turnover	15	%(6)
The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares and borrowings, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares plus preferred shares and borrowings):
Expenses excluding interest and fees(7)	1.02	%(8)
Interest and fee expense(9)	0.47	%(8)
Total expenses(7)	1.49	%(8)
Net investment income	3.53	%(8)
Senior Securities:
Total notes payable outstanding (in 000’s)	$54,000
Asset coverage per $1,000 of notes payable(10)	$4,413
Total preferred shares outstanding(11)	360
Asset coverage per preferred share(11)(12)	$264,756
Involuntary liquidation preference per preferred share(11)	$100,000
Approximate market value per preferred share(11)	$100,000

(1)	For the period from the start of business, June 28, 2013, to November 30, 2013.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholders from the $20.00 offering price.

(3)	Computed using average common shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(5)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Interest and fee expense relates to variable rate term preferred shares and borrowings (see Note 2 and Note 8).

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(11)	Preferred shares represent variable rate term preferred shares.

(12)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 265%.

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Plus Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The trust was organized on April 5, 2013 and remained inactive until June 28, 2013, except for matters related to its organization, including the sale of 5,000 initial shares to Eaton Vance Management (EVM) for $100,000. The Fund’s investment objective is total return, with an emphasis on income.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of

21

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Notes to Financial Statements (Unaudited) — continued

security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At November 30, 2013, the Fund had sufficient cash and/or securities to cover these commitments.

H  Organization and Offering Costs — Organization costs paid in connection with the organization of the Fund were borne directly by Eaton Vance Management (EVM), the Fund’s investment adviser. EVM agreed to pay all common share offering costs (other than sales loads) that exceed $0.04 per common share. Costs incurred by the Fund in connection with the offering of its common shares are recorded as a reduction of additional paid-in capital.

I  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

J  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

K  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

22

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Notes to Financial Statements (Unaudited) — continued

M  Interim Financial Statements — The interim financial statements relating to November 30, 2013 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

On July 10, 2013, the Fund issued 360 shares of Series C-1 Variable Rate Term Preferred Shares (VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution (the Conduit), all of which are outstanding at November 30, 2013.

The VRTP Shares are a form of preferred shares that represent stock of the Fund. The VRTP Shares have a par value of $0.01 per share, a liquidation preference of $100,000 per share, and a mandatory redemption date of July 8, 2016, unless extended. Dividends on the VRTP Shares are determined each day based on a spread of 1.2% to the Conduit’s current cost of funding. Such spread to the cost of funding is determined based on the current credit rating of the VRTP Shares.

The VRTP Shares are redeemable at the option of the Fund at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Fund. The VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the VRTP Shares. The holders of the VRTP Shares, voting as a class, are entitled to elect two Trustees of the Fund. If the dividends on the VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the VRTP Shares is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest payable. Dividends accrued on VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations. Costs incurred by the Fund in connection with its offering of VRTP Shares were capitalized as deferred offering costs and are being amortized over a period of three years to the mandatory redemption date of the VRTP Shares. In connection with the issuance of VRTP Shares, the Fund paid an initial upfront fee to the Conduit of $180,000 which is being amortized to interest expense and fees over a period of three years. The unamortized amount as of November 30, 2013 is presented as prepaid upfront fees on VRTP Shares on the Statement of Assets and Liabilities. If measured at fair value, the VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 11) at November 30, 2013.

The average liquidation preference of the VRTP Shares during the portion of the period ended November 30, 2013 in which the VRTP Shares were outstanding was $36 million.

3  Distributions to Shareholders

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding VRTP Shares. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to VRTP shareholders are accrued daily and payable monthly. The dividend rate on the VRTP Shares at November 30, 2013 was 0.17%. The amount of dividends accrued and the average annual dividend rate of the VRTP Shares during the portion of the period ended November 30, 2013 in which the VRTP Shares were outstanding were $203,079 and 0.21%, respectively.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily total managed assets and is payable monthly. Total managed assets as referred to herein represent total assets of the Fund (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the period ended November 30, 2013, the investment adviser fee amounted to $684,025. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended November 30, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

23

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Notes to Financial Statements (Unaudited) — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $262,924,513 and $32,516,141, respectively, for the period ended November 30, 2013.

6  Common Shares of Beneficial Interest

In connection with the initial public offering of the Fund’s common shares, the underwriters were granted an option to purchase additional common shares at a price of $19.10 (after deduction of the sales load). Additional shares were issued by the Fund on August 9, 2013 pursuant to the exercise of the over-allotment option. The Fund’s net asset value per share on such date was $19.32, resulting in a discount of $186,624. The Fund may issue common shares pursuant to its dividend reinvestment plan. Transactions in common shares were as follows:

Period Ended November 30, 2013 (Unaudited)(1)

Sales (initial public offering)	6,750,000
Exercise of over-allotment option by underwriters	848,291
Issued to shareholders electing to receive payments of distributions in Fund shares	3,131

Net increase	7,601,422

(1)	For the period from the start of business, June 28, 2013, to November 30, 2013.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the period ended November 30, 2013.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$237,502,354

Gross unrealized appreciation	$3,238,243
Gross unrealized depreciation	(700,615)

Net unrealized appreciation	$2,537,628

8  Revolving Credit and Security Agreement

On July 10, 2013, the Fund entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $54 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through July 9, 2014, the Fund also pays a program fee of 0.80% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 50% of the total facility size) per annum on the borrowing limit under the Agreement. Program and liquidity fees for the period ended November 30, 2013 totaled $170,994 and are included in interest expense and fees on the Statement of Operations. The Fund is required to maintain certain net asset levels during the term of the Agreement. At November 30, 2013, the Fund had borrowings outstanding under the Agreement of $54,000,000 at an interest rate of 0.17%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2013 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 11) at November 30, 2013. For the period from July 10, 2013 through November 30, 2013, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $41,951,389 and 0.21%, respectively.

24

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Notes to Financial Statements (Unaudited) — continued

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

10  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$199,555,281		$—	$199,555,281
Corporate Bonds & Notes	—	17,915,640		—	17,915,640
Foreign Government Bonds	—	500,211		—	500,211
Convertible Bonds	—	2,990,081		—	2,990,081
Common Stocks	8,081,774	357,189	*	—	8,438,963
Convertible Preferred Stocks	441,752	1,874,150		—	2,315,902
Preferred Stocks	—	740,681		—	740,681
Tax-Exempt Investments	—	1,009,134		—	1,009,134
Short-Term Investments	—	6,574,089		—	6,574,089

Total Investments	$8,523,526	$231,516,456		$—	$240,039,982

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

25

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Dividend Reinvestment Plan

The Fund offers a dividend reinvestment plan (Plan) pursuant to which shareholders automatically have distributions reinvested in common shares (Shares) of the Fund unless they elect otherwise through their investment dealer. On the distribution payment date, if the NAV per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the NAV per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by American Stock Transfer & Trust Company, the Plan agent (Agent). Distributions subject to income tax (if any) are taxable whether or not Shares are reinvested.

If your Shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that the Fund’s transfer agent re-register your Shares in your name or you will not be able to participate.

The Agent’s service fee for handling distributions will be paid by the Fund. Plan participants will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Agent at the address noted on the following page. If you withdraw, you will receive Shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Agent to sell part or all of his or her Shares and remit the proceeds, the Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your Shares are held in your own name, you may complete the form on the following page and deliver it to the Agent. Any inquiries regarding the Plan can be directed to the Agent at 1-866-439-6787.

26

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Application for Participation in Dividend Reinvestment Plan

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account:

Shareholder signature                                                           Date

Shareholder signature                                                           Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Floating-Rate Income Plus Fund

c/o American Stock Transfer & Trust Company

P.O. Box 922

Wall Street Station

New York, NY 10269-0560

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders

As of November 30, 2013, Fund records indicate that there are 3 registered shareholders and no shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange MKT Symbol

The New York Stock Exchange MKT symbol is EFF.

27

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on June 10, 2013, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Floating-Rate Income Plus Fund (the “Fund”), with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished with respect to the Fund at its meetings of April 22, 2013 and June 10, 2013, as well as information previously furnished throughout the year at meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	Information about the Adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of the Adviser with respect to trading;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and

•	The terms of the investment advisory and administrative agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement with the Adviser, including its fee structure, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement for the Fund.

28

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans and other income-producing investments. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

Because the Fund had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. Based upon the foregoing, the Board concluded that the Fund can be expected to share in the benefits from economies of scale in the future. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s expected profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

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Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2013

Officers and Trustees

Officers of Eaton Vance Floating-Rate Income Plus Fund

Scott H. Page

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Income Plus Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On November 11, 2013, the Fund’s Board of Trustees approved a share repurchase program authorizing the Fund to repurchase up to 10% of its currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, will be disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

American Stock Transfer & Trust Company

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

13724 11.30.13

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Scott H. Page
Scott H. Page
President

Date: January 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: January 8, 2014

By:	/s/ Scott H. Page
Scott H. Page
President

Date: January 8, 2014